UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22918

Horizons ETF Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd floor, New York, NY 10019

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) – 205-8300

Date of fiscal year end: July 31

Date of reporting period: July 31, 2014

Item 1. Reports to Stockholders.

HORIZONS ETF TRUST

Horizons Korea KOSPI 200 ETF

Annual Report

July 31, 2014

Horizons ETF Trust	July 31, 2014
TABLE OF CONTENTS

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objective. The Funds are non-diversified and may invest a greater portion of their assets in securities of a small number of issuers, which may have an adverse effect on Fund performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual Shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, Shares are not individually redeemable directly from the Funds. The Funds issue and redeem Shares on a continuous basis, at NAV, only in large blocks of Shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons Korea KOSPI 200 ETF (“HKOR”)	July 31, 2014
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	(Unaudited)

General Review

For the period from inception on March 4, 2014 through July 31, 2014 (“Reporting Period”), the Horizons Korea KOSPI 200 ETF (“HKOR”)’s net asset value per share had a return of 9.34%. HKOR’s Underlying Index, the KOSPI 200 Index1 returned 10.54% for the same period on a total return basis. No distributions were made to shareholders of HKOR during the Reporting Period. Differences between the return of HKOR and the return of its Underlying Index during the Reporting Period are attributable to fees and foreign exchange.

Market Review

During the Reporting Period, the Korean equity market, as represented by the KOSPI 200 Index, was up 10.54% on a USD adjusted basis. This increase is attributed to various factors, all bolstering equities from March to July, including increased exports early in the Reporting Period, especially to the US, bullish sentiment toward the IT sector in global markets, and capital inflows into the emerging markets from developed markets. Additionally, recent Korean government initiatives to improve domestic sentiment and consumption through tax credits, as well as other incentives, have all contributed to the market’s overall growth.

Rebalancing

Rebalance transactions are undertaken to align the portfolio with the Underlying Index. HKOR equity balances are rebalanced quarterly as required. During the Reporting Period, no rebalance transactions were necessary.

[1]	The Underlying Index is a free float-adjusted, market capitalization weighted index comprised of 200 blue chip companies listed on the Korea Stock Market, which are selected by the Korea Exchange (“KRX”) on the basis of such factors as their market and sector representation and liquidity.

Horizons Korea KOSPI 200 ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS 98.6%
Consumer Discretionary 17.0%
Cheil Worldwide, Inc. *	675	14,187
Coway Co., Ltd.	420	36,332
Dae Won Kang Up Co., Ltd.	336	2,289
Daekyo Co., Ltd.	213	1,399
Dong Ah Tire & Rubber Co., Ltd.	78	1,556
Dongyang Mechatronics Corp.	186	1,723
Global & Yuasa Battery Co., Ltd.	69	3,256
Halla Visteon Climate Control Corp.	312	15,483
Handsome Co., Ltd.	114	3,056
Hanil E-Hwa Co., Ltd. ^	165	3,396
Hankook Tire Co., Ltd.	621	34,383
Hansae Co., Ltd.	135	3,560
Hotel Shilla Co., Ltd.	279	29,863
Huvis Corp.	114	1,231
Hwashin Co., Ltd.	132	1,490
Hyundai Department Store Co., Ltd.	126	18,084
Hyundai Mobis Co., Ltd.	570	171,382
Hyundai Motor Co.	1,290	308,159
Hyundai Wia Corp.	117	21,460
Kangwon Land, Inc.	1,164	38,849
KIA Motors Corp.	2,205	130,665
Kumho Tire Co., Inc. *	990	10,982
LF Corp.	159	4,479
LG Electronics, Inc.	891	66,584
Lotte Shopping Co., Ltd.	78	24,174
Mando Corp.	105	12,976
Motonic Corp.	69	1,007
Nexen Tire Corp.	324	5,265
S&T Motiv Co., Ltd.	66	2,267
Sejong Industrial Co., Ltd.	75	1,306
Shinsegae Co., Ltd.	63	14,375
SL Corp.	99	2,013
Ssangyong Motor Co. *	345	2,652
The Basic House Co., Ltd.	96	2,004
Toray Chemical Korea, Inc. *	156	1,677

		993,564

Consumer Staples 6.3%
Able C&C Co., Ltd. *	75	1,912
Amorepacific Corp.	27	46,502
Amorepacific Group	24	20,691
Binggrae Co., Ltd.	48	3,732
CJ Cheiljedang Corp.	66	21,386
Crown Confectionery Co., Ltd.	6	1,328
Daesang Corp.	174	8,703
Dongwon F&B Co., Ltd.	9	1,822
E-Mart Co., Ltd.	174	39,364

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Consumer Staples, continued
GS Retail Co., Ltd.	225	4,817
Hite Jinro Co., Ltd.	264	5,870
Korea Kolmar Co., Ltd.	129	6,182
KT&G Corp.	918	88,968
LG Household & Health Care, Ltd.	78	36,583
Lotte Chilsung Beverage Co., Ltd.	6	10,818
Lotte Confectionery Co., Ltd.	6	12,231
Lotte Food Co., Ltd.	6	4,350
Muhak Co., Ltd. *	114	3,888
Namyang Dairy Products Co., Ltd.	3	2,490
Nongshim Co., Ltd.	27	6,857
Orion Corp.	30	27,526
Ottogi Corp.	12	6,224
Sam Lip General Foods Co., Ltd.	18	1,629
Samyang Corp.	33	2,469

		366,342

Energy 1.9%
GS Holdings Corp.	429	19,682
Hankook Shell Oil Co., Ltd.	6	2,983
SK Innovation Co., Ltd.	579	58,312
S-Oil Corp.	612	32,872

		113,849

Financials 13.4%
BS Financial Group, Inc.	1,455	23,431
Daewoo Securities Co., Ltd. *	1,503	15,283
Dongbu Insurance Co., Ltd.	354	20,185
Hana Financial Group, Inc.	2,304	93,936
Hankook Tire Worldwide Co., Ltd.	195	4,326
Hanwha Life Insurance Co., Ltd.	3,633	24,251
Hyundai Securities Co., Ltd. *	852	6,632
Industrial Bank of Korea	1,617	24,231
KB Financial Group, Inc.	3,072	120,166
Korea Investment Holdings Co., Ltd.	351	15,865
Mirae Asset Securities Co., Ltd. +	228	10,460
Samsung Card Co., Ltd.	291	13,606
Samsung Fire & Marine Insurance Co., Ltd.	297	81,786
Samsung Life Insurance Co., Ltd.	837	85,516
Samsung Securities Co., Ltd.	480	22,886
Shinhan Financial Group Co., Ltd.	3,570	177,856
Woori Finance Holdings Co., Ltd. *	2,547	34,821
Woori Investment & Securities Co., Ltd.	918	10,094

		785,331

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Health Care 0.8%
Bukwang Pharmaceutical Co., Ltd.	183	2,992
Daewoong Pharmaceutical Co., Ltd.	45	2,689
Dong-A Socio Holdings Co., Ltd.	30	3,751
Dong-A ST Co., Ltd.	45	4,370
Green Cross Corp.	48	5,698
Hanmi Pharmaceuticals Co., Ltd. *	48	4,082
Il Yang Pharmaceutical Co., Ltd.	96	2,242
Kwang Dong Pharmaceutical Co., Ltd.	285	2,662
LG Life Sciences Ltd. *	96	2,971
Suheung Co., Ltd.	48	2,223
Yuhan Corp.	78	13,433
Yungjin Pharmaceutical Co., Ltd. *	744	1,133

		48,246

Industrials 12.0%
CJ Corp.	108	15,343
CJ Korea Express Corp. *	75	9,889
Daelim Industrial Co., Ltd.	234	21,175
Daewoo Engineering & Construction Co., Ltd. *	1,740	16,863
Daewoo International Corp.	333	12,086
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,122	27,130
Doosan Corp.	60	7,210
Doosan Engine Co., Ltd. *	321	2,592
Doosan Heavy Industries & Construction Co., Ltd.	489	14,417
Doosan Infracore Co., Ltd. *	1,041	13,270
Fursys, Inc.	33	1,068
Hanjin Heavy Industries & Construction Co., Ltd. *	378	2,641
Hyundai Development Co. Engineering & Construction	537	20,222
Hyundai Elevator Co., Ltd. *	90	3,328
Hyundai Engineering & Construction Co., Ltd.	606	37,386
Hyundai Glovis Co., Ltd.	93	23,890
Hyundai Heavy Industries Co., Ltd.	414	60,628
Hyundai Merchant Marine Co., Ltd. *	990	10,018
Hyundai Mipo Dockyard Co., Ltd.	84	10,135
IS Dongseo Co., Ltd. *	75	2,270
KCC Corp.	45	26,666
KEPCO Engineering & Construction Co., Inc.	81	4,524
KEPCO Plant Service & Engineering Co., Ltd.	150	10,830
Korea Aerospace Industries, Ltd.	570	19,606
Korea Electric Terminal Co., Ltd.	60	2,618

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Industrials, continued
Korean Air Lines Co., Ltd. *	345	12,085
LG Corp.	795	53,687
LG Hausys, Ltd.	54	9,957
LG International Corp.	228	6,633
LS Corp.	147	10,428
LS Industrial Systems Co., Ltd.	138	8,527
Posco Plantec Co., Ltd. *	441	1,682
S&T Dynamics Co., Ltd.	162	1,726
S-1 Corp.	207	15,489
Samsung C&T Corp.	1,110	79,603
Samsung Engineering Co., Ltd. *	267	18,082
Samsung Heavy Industries Co., Ltd.	1,449	39,549
Samsung Techwin Co., Ltd.	312	14,739
SK Holdings Co., Ltd.	237	40,357
SK Networks Co., Ltd. *	1,245	13,689

		702,038

Information Technology 31.6%
Daeduck Electronics Co., Ltd.	285	2,282
Daeduck GDS Co., Ltd.	129	1,600
Hansol Technics Co., Ltd. *	114	2,158
Iljin Display Co., Ltd.	129	1,105
Iljin Materials Co., Ltd. *	132	1,349
Jahwa Electronics Co., Ltd.	90	1,274
Korea Circuit Co., Ltd.	78	625
LG Display Co., Ltd. *	1,947	64,508
LG Innotek Co., Ltd. *	96	11,770
Naver Corp.	249	181,474
NCsoft Corp.	147	22,314
Samsung Electro-Mechanics Co., Ltd.	501	30,859
Samsung Electronics Co., Ltd.	924	1,207,485
Samsung SDI Co., Ltd.	449	70,123
Sindoh Co., Ltd.	45	3,140
SK C&C Co., Ltd.	210	34,431
SK Hynix, Inc. *	4,764	210,688

		1,847,185

Materials 9.9%
Dongkuk Steel Mill Co., Ltd.	387	3,001
Foosung Co., Ltd. *	354	1,126
Hanil Cement Co., Ltd.	36	4,624
Hansol Paper Co., Ltd.	273	3,201
Hanwha Chemical Corp.	744	13,103
Hanwha Corp.	375	10,728
Huchems Fine Chemical Corp.	204	5,151
Hyosung Corp.	192	14,031
Hyundai Hysco Co., Ltd.	75	6,065

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Materials, continued
Hyundai Steel Co.	633	48,782
ISU Chemical Co., Ltd.	78	1,021
KISWIRE, Ltd.	39	1,632
Kolon Corp.	51	1,553
Kolon Industries, Inc.	135	8,933
Korea Petrochemical Industrial Co., Ltd.	21	1,357
Korea Zinc Co., Ltd.	72	29,075
Kukdo Chemical Co., Ltd.	36	1,892
Kumho Petro Chemical Co., Ltd.	153	13,518
LG Chem, Ltd.	387	109,581
Lock & Lock Co., Ltd.	138	1,699
Lotte Chemical Corp.	129	22,154
Moorim P&P Co., Ltd.	288	1,178
Namhae Chemical Corp.	186	1,647
OCI Co., Ltd. *	129	20,523
Poongsan Corp.	165	4,825
POSCO	621	203,937
Samkwang Glass	21	1,148
Samsung Fine Chemicals Co., Ltd.	141	5,948
SeAH Besteel Corp.	105	3,673
SeAH Steel Corp.	21	1,956
SK Chemicals Co., Ltd.	141	8,973
SKC Co., Ltd.	168	5,942
Songwon Industrial Co., Ltd.	132	1,108
Ssangyong Cement Industrial Co., Ltd. *	468	4,417
Taekwang Industrial Co., Ltd.	3	4,084
Unid Co., Ltd.	24	1,558
Young Poong Corp.	3	3,970

		577,114

Telecommunication Services 3.5%
KT Corp.	1,857	60,171
LG Uplus Corp.	2,376	22,010
SK Telecom Co., Ltd.	474	121,763

		203,944

Utilities 2.2%
Korea Electric Power Corp.	2,685	110,906
Korea Gas Corp. *	309	18,521

		129,427

TOTAL SOUTH KOREA COMMON STOCKS (Cost $5,272,238)		5,767,040

	Shares	Value ($)
SOUTH KOREA RIGHTS 0.0%
Industrials 0.0%
Hanjin Heavy Industries & Construction Co. , 8/8/14 *	144	142

TOTAL SOUTH KOREA RIGHTS (Cost $—)		142

TOTAL INVESTMENTS (Cost $5,272,238) — 98.6%		5,767,182
Other Net Assets (Liabilities) 1.4%		83,132

NET ASSETS 100.0%		$5,850,314

*	Non-income producing security

^	Security was fair valued pursuant to procedures approved by the Board of Trustees. As of July 31, 2014, the total of all such securities represent 0.06% of the net assets of the Fund.

+	The issuer of this security is an affiliate of the Fund’s Advisor, and is therefore considered an affiliate of the Fund.

The Horizons KOSPI 200 ETF was invested in the following sectors as of July 31, 2014:

	Value	% of Net Assets
Information Technology	$1,847,185	31.6%
Consumer Discretionary	993,564	17.0%
Financials	785,331	13.4%
Industrials	702,180	12.0%
Materials	577,114	9.9%
Consumer Staples	366,342	6.3%
Telecommunication Services	203,944	3.5%
Utilities	129,427	2.2%
Energy	113,849	1.9%
Health Care	48,246	0.8%
Other Net Assets (Liabilities)	83,132	1.4%

Total	$5,850,314	100.0%

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	July 31, 2014
STATEMENT OF ASSETS AND LIABILITIES

Horizons Korea KOSPI 200 ETF

Assets
Investments, at value (Cost $5,272,238)	$5,767,182
Foreign currency, at value (Cost $298)	298
Cash	82,756
Dividends receivable	1,923

Total Assets	5,852,159

Liabilities
Management fees payable	1,845

Total Liabilities	1,845

Net Assets	$5,850,314

Net Assets consist of
Capital	$5,352,381
Accumulated net investment income (loss)	578
Accumulated net realized gains (losses) on investments and foreign currency	2,407
Net unrealized appreciation/depreciation on investments and foreign currency	494,948

Net Assets	$5,850,314

Net Assets	$5,850,314
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	152,860
Net Asset Value	$38.27

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	July 31, 2014
STATEMENT OF OPERATIONS

Horizons Korea KOSPI 200 ETF
For the period March 4, 2014(a) through July 31, 2014

Investment Income
Dividend income	$8,079
Foreign tax withholding	(438)

Total Investment Income	7,641

Expenses
Management fees	8,548

Total Expenses	8,548

Net Investment Income (Loss)	(907)

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions
Net realized gains (losses) on investments and foreign currency transactions	3,892
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	494,948

Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	498,840

Change in Net Assets Resulting From Operations	$497,933

(a)	Commencement of operations.

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	July 31, 2014
STATEMENT OF CHANGES IN NET ASSETS

Horizons Korea KOSPI 200 ETF
For the period March 4, 2014(a) through July 31, 2014

From Investment Activities
Operations
Net investment income (loss)	$(907)
Net realized gains (losses) on investments and foreign currency transactions	3,892
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	494,948

Change in net assets resulting from operations	497,933

Capital Transactions
Proceeds from shares issued	5,252,281

Change in net assets resulting from capital transactions	5,252,281

Change in net assets	5,750,214

Net Assets
Beginning of period(b)	$100,100

End of period	$5,850,314

Accumulated net investment income (loss)	$578

Share Transactions
Issued	150,000

Change in Shares	150,000

(a)	Commencement of operations.

(b)	Beginning capital of $100,100 was received from the Adviser in exchange for 2,860 Shares of Horizons KOSPI 200 ETF in connection with commencement of operations.

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated

		Investment Activities						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return(a)(b)	Total return at market(a)(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000’s)	Portfolio Turnover(a)
Horizons Korea KOSPI 200 ETF
March 4, 2014(e) through July 31, 2014	$35.00	(0.01)	3.28	3.27	$38.27	9.34%	9.94%	0.38%	(0.04)%	$5,850	1%

(a)	Not annualized for periods less than one year.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the Shares and the net asset value per share of the Fund.

(c)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Commencement of operations.

See Notes to Financial Statements.

Horizons ETF Trust	July 31, 2014
NOTES TO FINANCIAL STATEMENTS

1. Organization

Horizons ETF Trust (the “Trust”) was organized on July 15, 2013 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series: Horizons Korea KOSPI 200 ETF (the “Korea Fund”), Horizons China High Dividend Yield ETF (the “China Fund”) and Horizons Canada S&P/TSX 60 ETF (the “Canada Fund”) (individually referred to as a “Fund”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. As of July 31, 2014, only the Korea Fund had commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). The Underlying Index for the Korea Fund is the Korea KOSPI 200 Index. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Polices

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 964, “Financial Services — Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value a Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Korea Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value per share (“NAV”) and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Horizons ETF Trust	July 31, 2014
NOTES TO FINANCIAL STATEMENTS (Continued)

The Trust discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and rights are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of July 31, 2014, for the Korea Fund based upon the three levels defined above:

Korea Fund	Level 1	Level 2	Total Investments

Investment Securities:
South Korea Common Stocks
Consumer Discretionary	$990,168	$3,396	$993,564
All Other Common Stocks	4,773,476	—	4,773,476
Rights	—	142	142
Total Investments	$5,763,644	$3,538	$5,767,182

Please refer to the Schedule of Portfolio Investments to view investment securities segregated by sector. For the period ended July 31, 2014, there were no securities categorized as Level 3.

Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated in U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Realized gains and losses on investments are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date.

Korean-based corporations have generally adopted calendar year-ends, and their interim and final corporate actions are normally approved, finalized and announced after the ex-dividend dates. Generally, a Korean-based corporation’s dividend is estimated and recorded by the Korea Fund on the ex-dividend date, principally in December (and to a much lesser extent — in June), and

Horizons ETF Trust	July 31, 2014
NOTES TO FINANCIAL STATEMENTS (Continued)

paid in the following calendar quarter. Any subsequent adjustments thereto by Korean corporations are recorded when announced. Certain other dividends and related withholding taxes, if applicable, from Korean securities may be recorded subsequent to the ex-dividend date as soon as the Korea Fund is informed of such dividends and taxes. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities.

Federal Income Tax

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Korea Fund qualifies as a regulated investment company.

Management of the Korea Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Korea Fund to record a tax liability and, therefore, there is no impact to the Korea Fund’s financial statements.

Distributions to Shareholders

The Trust declares and pays dividends on net investment income, if any, semi-annually. The Trust also makes distributions of net capital gains, if any, at least annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s Investment performance and should not be confused with “yield” or “income.”

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Horizons ETFs Management (USA) LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Management Agreement (the “Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Trust.

For the services it provides to the Korea Fund, the Adviser receives a fee, which is calculated daily and paid monthly at the rate of 0.38% of average daily net assets.

Under the Advisory Agreement, the Adviser pays all expenses of the Trust other than the management fee, distribution fees and expenses pursuant to the Trust’s Distribution and Service Plan (as defined below), if any, brokerage commissions and other

Horizons ETF Trust	July 31, 2014
NOTES TO FINANCIAL STATEMENTS (Continued)

expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Mirae Asset Global Investments (Hong Kong) Ltd. (the “Sub-Adviser”) entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the China Fund and the Korea Fund. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-advisor and is responsible for making investment decisions and will continuously review, supervise, and administer the investment program, subject to the supervision of the Adviser and the Board. The sub-adviser fees are borne by the Trust’s Adviser.

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in Shares of any Fund. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan during the first 12 months of operations. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees during the first 12 months will not be recoverable during any subsequent period.

Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, transfer agent and dividend disbursing agent for the Trust pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Trust pursuant to a Custodial and Agency Services Agreement.

Officers of the Trust

Certain officers of the Trust are also employees of the Adviser and affiliates of the Distributor.

Organizational Expenses

All organizational and offering expenses of the Trust will be borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements.

4. Investment Transactions

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the Korea Fund for the period ended July 31, 2014 aggregated $5,327,927 and $58,614, respectively.

5. Capital Share Transactions

Shares of each Fund, after commencing operations, are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Trust offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the

Horizons ETF Trust	July 31, 2014
NOTES TO FINANCIAL STATEMENTS (Continued)

National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Principal Risks

As with any investment, you could lose all or part of your investment in a Fund and performance could trail that of other investments. The Korea Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Index Risk: Unlike many investment companies, the Korea Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in an Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Foreign Securities Risk: Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Country Concentration Risk: To the extent that the Underlying Index is concentrated in a particular country, the Korea Fund also will be concentrated in the country, which may subject the Fund to a greater loss as a result of adverse legal, regulatory, political, currency, security and economic business, or other developments affecting that country. In addition, developments of neighboring countries may have an adverse effect on the country of the Underlying Index. The Schedule of Portfolio Investments includes information on the Korea Fund’s holdings, including sector and/or geographical composition.

Premium/Discount Risk: Although it is expected that the market price of the Korea Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Korea Fund’s Shares may trade at a premium or discount to the NAV.

Horizons ETF Trust	July 31, 2014
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Federal Income Tax Information

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences arising from the character of distributions received from certain investments, the following amounts have been reclassified for the tax year ended July 31, 2014:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments

Korea Fund	$1,485	$(1,485)

As of the tax year ended July 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)

Korea Fund	$36,497	$—	$461,436	$497,933

At July 31, 2014, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Korea Fund	$5,305,749	$610,555	$(149,122)	$461,433

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Korea Fund’s financial statements through this date.

Horizons ETF Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of

Horizons Korea KOSPI 200 ETF

We have audited the accompanying statement of assets and liabilities of Horizons Korea KOSPI 200 ETF (one of the series constituting the Horizons ETF Trust) (the “Fund”), including the schedule of portfolio investments, as of July 31, 2014, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from March 4, 2014 (commencement of operations) through July 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Horizons Korea KOSPI 200 ETF at July 31, 2014 and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from March 4, 2014 (commencement of operations) through July 31, 2014 in conformity with U.S. generally accepted accounting principles.

New York, New York

September 25, 2014

Horizons ETF Trust	July 31, 2014
DISCLOSURE OF FUND EXPENSES	(Unaudited)

All exchange-traded funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) cost for ETF management and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of an ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of the other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that a Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from a Fund’s gross investment return.

You can use the information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for a Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess a Fund’s comparative cost by comparing the hypothetical results for a Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — not your Fund’s actual return — the account values shown may not apply to your specific investment.

Fund	Beginning Account Value	Actual Ending Account Value	Hypothetical Ending Account Value	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(*)	Annualized Expense Ratio During Period
Korea Fund	$1,000.00	$1,093.40	$1,018.99	$1.63	$1.58	0.38%

(a)	The Fund commenced operations on March 4, 2014. Actual expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 150 divided by 365 (to reflect the actual days in the period).

*	Hypothetical expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Horizons ETF Trust	July 31, 2014
OTHER INFORMATION	(Unaudited)

Index/Trademark Licenses/Disclaimers

THE KOREA EXCHANGE (“KRX”) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN AND KRX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. KRX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN TO LICENSEE, PURCHASERS OF THE FINANCIAL PRODUCTS LINKED TO THE KOSPI 200 INDEX, OR ANY OTHER PERSON OR ENTITY THAT USES THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN. KRX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL KRX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

KRX makes no representation or warranty, express or implied, to the owners of the financial products linked to the KOSPI 200 Index or any member of the public regarding the advisability of investing in securities generally or in the products particularly or the ability of the KOSPI 200 Index to track general stock market performance (profitability). KRX’s only relationship to the licensee is the licensing of certain trademarks and trade names of KRX and of the KOSPI 200 Index which is determined, composed and calculated by KRX without regard to the licensee or the content of the product. KRX has no obligation to take the needs of the licensee or the owners of the financial products linked to the KOSPI 200 Index into consideration in determining, composing or calculating the KOSPI 200 Index. KRX is not responsible for and has not participated in the determination of the timing of the issuance or sale of the derivative products linked to the KOSPI 200 Index or in the determination or calculation of the equation by which the derivative products linked to the KOSPI 200 Index is to be converted into cash. KRX has no obligation or liability to the owners of the financial products linked to the KOSPI 200 Index in connection with the administration, marketing or trading of the product.

Horizons ETF Trust	July 31, 2014
ADDITIONAL INFORMATION	(Unaudited)

Premium/Discount Information

The chart below details the relationship of the Korea Fund’s net asset value (“NAV”) and the market price per Share on days when the market was open during the fiscal period. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for the Korea Fund’s Shares as of the close of trading on the exchange where Shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of the Korea Fund’s Shares is typically slightly higher or lower than its per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of the Fund’s portfolio securities. As a shareholder, you may pay more than the NAV when you buy the Fund’s shares and receive less than NAV when you sell those shares, because shares are bought and sold at current market prices. The data presented below represents past performance and cannot be used to predict future results.

Korea Fund

Period from March 4, 2014 through July 31, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Market Price is greater/less than NAV:
Greater than 2.0%	—	0.00%
Greater than 1.5% and Less than 2.0%	1	0.93
Greater than 1.0% and Less than 1.5%	1	0.93
Greater than 0.5% and Less than 1.0%	13	12.04
Between 0.5% and -0.5%	77	71.28
Less than -0.5% and Greater than -1.0%	13	12.04
Less than -1.0% and Greater than -1.5%	3	2.78
Less than -1.5% and Greater than -2.0%	—	0.00
Less than -2.0%	—	0.00
	108	100.00%

Horizons ETF Trust
BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

Approval of Investment Management Agreements

At the February 24, 2014 meeting (the “Meeting”) of the Board of Trustees (the “Trustees” or “Board”) of the Horizons ETF Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), approved Horizons ETFs Management (USA) LLC (the “Adviser”) to serve as investment adviser to the Horizons Korea KOSPI 200 ETF series of the Trust (the “Fund”) and approved the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Trust with respect to the Fund. In addition, the Board, including the Independent Trustees, approved Mirae Asset Global Investments (Hong Kong) Ltd. (the “Sub-Adviser” and, together with the Adviser, the “Advisers”) to serve as sub-adviser to the Fund and approved the sub-management agreement (the “Sub-Management Agreement” and, together with the Investment Management Agreement, the “Management Agreements”) between the Adviser and the Sub-Adviser with respect to the Fund.

In connection with considering the approval of the Management Agreements on behalf of the Fund, the Independent Trustees met in executive session. The Board, including the Independent Trustees, evaluated the terms of the Management Agreements, reviewed the information provided by the Advisers in connection with its consideration of the Management Agreements on behalf of the Fund, and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements.

In considering approval of the Management Agreements, the Board, including the Independent Trustees, reviewed the Board Materials and other information from counsel and from the Advisers, including: (i) a copy of the form of Investment Management Agreement, with respect to the Adviser’s management of the assets of the Fund; (ii) a copy of the form of Sub-Management Agreement between the Adviser and Sub-Adviser, on behalf of the Fund; (iii) information describing the nature, quality and extent of the services that the Advisers will provide to the Fund, and the fee the Advisers will charge to the Fund; (iv) information concerning the Advisers’ financial condition, business, operations, portfolio management teams and compliance programs; (v) information describing the Fund’s anticipated advisory fee and operating expenses; (vi) a copy of the current Form ADV for each of the Advisers; and (vii) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Advisers. The Board also received information comparing the advisory fee and expenses of the Fund to those from fund complexes that were defined as competitors.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: the nature, quality and extent of the services to be provided to the Fund by the Advisers; the Advisers’ personnel and operations; the Fund’s proposed expense level; the anticipated profitability to the Advisers under the Management Agreements at certain asset levels; any “fall-out” benefits to the Advisers and their affiliates (i.e., the ancillary benefits realized by the Advisers and their affiliates from the Advisers’ relationship with the Trust); the effect of asset growth on the Fund’s expenses; and possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the Fund:

(a)     The nature, extent and quality of services to be provided by the Advisers; personnel and operations of the Advisers. The Board reviewed the services that the Advisers would provide to the Fund. In connection with the investment advisory services to be provided to the Fund by the Adviser, the Board noted the responsibilities that the Adviser would have as the Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio; the ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser, including the monitoring of the Sub-Adviser’s investment performance and processes and oversight of the Sub-Adviser’s compliance with the Fund’s investment objectives, policies and limitations; the responsibility for daily monitoring of tracking error and quarterly reporting to the Board; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Fund. In connection with the sub-advisory services to be provided to the Fund by the Sub-Adviser, the Board noted the responsibilities that the Sub-Adviser would have as the Fund’s sub-adviser, including: the implementation of the investment management program of the Fund; the management of the day-to-day investment and reinvestment of the assets of the Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and the oversight of general portfolio compliance with relevant law.

Horizons ETF Trust
BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (Continued)

The Board reviewed the Advisers’ experience, resources and strengths in managing other pooled investment vehicles, including the Advisers’ personnel. Based on its consideration and review of the foregoing information, the Board determined that the Fund was likely to benefit from the nature, quality and extent of these services, as well as the Advisers’ ability to render such services based on their experience, personnel, operations and resources.

(b)     Comparison of services to be rendered and fee to be paid to those under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Advisers from the relationship with the Fund; “fall-out” benefits. The Board then compared both the services to be rendered and the proposed fees to be paid under other contracts of the Advisers, and under contracts of other investment advisers with respect to similar exchange-traded funds. In particular, the Board compared the Fund’s proposed advisory fee and projected expense ratio to other investment companies considered to be in the Fund’s peer group. The Board also considered that the sub-advisory fee to be paid by the Adviser to the Sub-Adviser pursuant to the Sub-Management Agreement would be paid entirely by the Adviser. The Board also received and considered information about the fee rates charged to other accounts and clients that are managed by the Advisers, including information about the differences in services provided to the non-registered investment company clients. The Board also discussed the anticipated costs and projected profitability of the Advisers in connection with their serving as investment adviser and sub-adviser, respectively, to the Fund, including operational costs and the Adviser’s costs of compensating the Sub-Adviser. In addition, the Board discussed the entrepreneurial risk undertaken by the Adviser in creating the Trust. After comparing the Fund’s proposed fee with those of other funds in the Fund’s peer group, and in light of the nature, quality and extent of services proposed to be provided by the Advisers and the costs expected to be incurred by the Advisers in rendering those services, the Board concluded that the level of the fee proposed to be paid to the Advisers with respect to the Fund was fair and reasonable.

The Board also considered that the Advisers may experience reputational “fall-out” benefits based on the success of the Fund, but that such benefits are not easily quantifiable. The Board also noted that the Trust’s service providers are not affiliated with the Advisers, so that such services do not give rise to “fall-out” benefits for the Advisers.

(c)     The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Trust is newly formed, the Trust and the Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Advisers were not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

(d)     Investment performance of the Fund and the Advisers. Because the Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the Fund or the Advisers.

Conclusion.    No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Advisers to the Fund, as well as the costs to be incurred and benefits to be gained by the Advisers in providing such services. The Board also found the proposed advisory fee to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, the Board concluded that the initial approval of the Management Agreements was in the best interests of the Fund.

Horizons ETF Trust	July 31, 2014
TRUSTEES	(Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee in the Past 5 Years

Interested Trustee
Adam D.B. Felesky * 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019 (1975)	Trustee	Since 2014	Director and Managing Director of Horizons ETFs Management (USA) LLC; Chief Executive Officer at Horizons ETFs Management (Canada) Inc. since 2005.	3	None

Independent Trustees
Charles A. Baker c/o Horizons ETF Trust 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019 (1953)	Trustee	Since 2014	Chief Executive Officer of Investment Innovations LLC (investment consulting) since 2013; Managing Director of NYSE Euronext from 2003 to 2012.	3	None
Karl-Otto Hartmann c/o Horizons ETF Trust 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019 (1955)	Trustee	Since 2014	Founder and Principal of 40Act.com, LLC (legal and compliance publishing) since 2012; Founder and Chief Executive Officer of IntelliMagic LLC (strategic, business and compliance consulting for investment companies, investment advisors and start-up companies) since 2005; Founder and Principal of Fund Directors’ Counsel (legal services) since 2009; Adjunct Professor at Suffolk University Law School since 2007.	3	FocusShares Trust (fifteen portfolios), from 2008 to 2012; The Thirty-Eight Hundred Fund, LLC (one portfolio), from 2008 to 2012.

*	Mr. Felesky is an “interested person” of the Funds within the meaning of Section 2(a)(19) of the 1940 Act due to his position as Director and Managing Director of the Funds’ Adviser.

Horizons ETF Trust	July 31, 2014
OFFICERS	(Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Robert E. Shea 1350 Avenue of the Americas, 33rd Floor, New York, New York 10019 (1966)	President	Since 2014	Director and Executive Vice President of Horizons ETFs Management (USA) LLC since 2012; Chief Operating Officer of Mirae Asset Global Investments (USA) LLC since March 2013 and Head of Finance and Operations from July 2009 to March 2013; Chief Financial Officer of Gradient Partners, LP from September 2004 to June 2009.
Christopher W. Roleke 10 High Street Suite 302 Boston, Massachusetts 02110 (1972)	Treasurer	Since 2014	Director/Fund Principal Financial Officer, Foreside Management Services, LLC since 2011; Assistant Vice President, JP Morgan Investor Services Co. from 2006 to 2011.
Ann Edgeworth 10 High Street Suite 302 Boston, Massachusetts 02110 (1961)	Chief Compliance Officer	Since 2014	Director, Foreside Compliance Services, LLC since 2010; Vice President, State Street from 2007 to 2010; Director, Investors Bank & Trust from 2004 to 2007.

The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and officers. The SAI is available without charge, upon request, by calling toll-free 1-855-HZN-ETFS or at www.us.horizonsetf.com.

HORIZONS ETF TRUST

1350 Avenue of the Americas, 33rd Floor

New York, NY 10019

Investment Adviser:

Horizons ETFs Management (USA) LLC

1350 Avenue of the Americas, 33rd Floor

New York, NY 10019

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Investment Sub-Adviser:

Mirae Asset Global Investments (Hong Kong) Ltd.

Level 15, Three Pacific Place, 1 Queen’s Road East

Hong Kong, Hong Kong

Legal Counsel:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

Proxy Voting Information

A description of Horizons ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how the Trust voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Horizon ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Charles A. Baker, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2014 $23,500

Audit fees, paid to Ernst & Young LLP, relate to the audit of the registrant’s annual financial statements and the audit of the opening balance sheet.

(b)	Audit-Related Fees:

2014 $ 0

(c)	Tax Fees:

2014 $5,800

These tax fees relate to the preparation of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Ernst & Young LLP.

(d)	All Other Fees:

2014 $ 0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)     2014 0%

(f) Not applicable.

(g)	2014 $ 154,000

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Charles A. Baker (chairman) and Karl-Otto Hartmann, each of whom are independent trustees of the Registrant.

Item 6. Investments.

(a) The Schedule of Portfolio Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizons ETF Trust

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date September 25, 2014

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date September 25, 2014